PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Mirova U.S. Sustainable Equity Fund

Shares	Description	Value (†)

Common Stocks – 96.4% of Net Assets

	Auto Components – 1.9%
831	Aptiv PLC(a)	$64,993

	Banks – 3.0%
509	Signature Bank	76,859
76	SVB Financial Group(a)	25,519

		102,378

	Chemicals – 3.5%
810	Ecolab, Inc.	116,980

	Commercial Services & Supplies – 4.6%
971	Waste Management, Inc.	155,564

	Communications Equipment – 1.0%
813	Cisco Systems, Inc.	32,520

	Containers & Packaging – 1.4%
1,012	Ball Corp.	48,900

	Diversified Consumer Services – 0.9%
504	Bright Horizons Family Solutions, Inc.(a)	29,056

	Diversified Telecommunication Services – 2.0%
1,825	Verizon Communications, Inc.	69,295

	Electric Utilities – 4.5%
1,932	NextEra Energy, Inc.	151,488

	Electrical Equipment – 1.1%
1,344	Sunrun, Inc.(a)	37,081

	Electronic Equipment, Instruments & Components – 1.3%
797	Trimble, Inc.(a)	43,253

	Health Care Equipment & Supplies – 3.3%
353	Edwards Lifesciences Corp.(a)	29,169
446	Intuitive Surgical, Inc.(a)	83,598

		112,767

	Household Products – 1.5%
717	Colgate-Palmolive Co.	50,369

	Internet & Direct Marketing Retail – 3.4%
3,085	eBay, Inc.	113,559

	IT Services – 8.8%
179	Accenture PLC, Class A	46,057
605	Mastercard, Inc., Class A	172,026
445	Visa, Inc., Class A	79,054

		297,137

Shares	Description	Value (†)

Common Stocks – continued

	Life Sciences Tools & Services – 11.1%
587	Danaher Corp.	$151,616
441	Thermo Fisher Scientific, Inc.	223,671

		375,287

	Machinery – 7.4%
103	Deere & Co.	34,391
683	Watts Water Technologies, Inc., Series A	85,873
1,481	Xylem, Inc.	129,380

		249,644

	Personal Products – 2.8%
434	Estee Lauder Cos., Inc. (The), Class A	93,701

	Pharmaceuticals – 4.9%
509	Eli Lilly & Co.	164,585

	Semiconductors & Semiconductor Equipment – 9.0%
944	First Solar, Inc.(a)	124,863
736	NVIDIA Corp.	89,343
1,326	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	90,910

		305,116

	Software – 15.0%
362	Adobe, Inc.(a)	99,622
1,131	Microsoft Corp.	263,410
404	Roper Technologies, Inc.	145,295

		508,327

	Water Utilities – 4.0%
1,037	American Water Works Co., Inc.	134,976

	Total Common Stocks (Identified Cost $3,709,588)	3,256,976

Principal Amount
Short-Term Investments – 4.2%
$142,741	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $142,755 on 10/03/2022 collateralized by $148,500 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $145,634 including accrued interest(b) (Identified Cost $142,741)	142,741

	Total Investments – 100.6% (Identified Cost $3,852,329)	3,399,717
	Other assets less liabilities – (0.6)%	(21,308)

	Net Assets – 100.0%	$3,378,409

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,256,976	$—	$—	$3,256,976
Short-Term Investments	—	142,741	—	142,741

Total	$3,256,976	$142,741	$—	$3,399,717

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2022 (Unaudited)

Software	15.0%
Life Sciences Tools & Services	11.1
Semiconductors & Semiconductor Equipment	9.0
IT Services	8.8
Machinery	7.4
Pharmaceuticals	4.9
Commercial Services & Supplies	4.6
Electric Utilities	4.5
Water Utilities	4.0
Chemicals	3.5
Internet & Direct Marketing Retail	3.4
Health Care Equipment & Supplies	3.3
Banks	3.0
Personal Products	2.8
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	9.1
Short-Term Investments	4.2

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%